Trading Advisors - Additional Information (Detail)	2 Months Ended	3 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2014	Mar. 31, 2014	May. 31, 2014	May. 31, 2013	Jun. 27, 2013	Aug. 07, 2014	Aug. 07, 2014	Sep. 30, 2015	Sep. 30, 2013	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014
Altis [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Altis Partners (Jersey) Limited ("Altis")
Management fee, monthly basis											0.1042%
Management fee, annual basis											1.25%
Incentive fee, monthly trading profits basis											20.00%
EMC [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											EMC Capital Advisors, LLC ("EMC")
Management fee, monthly basis											0.1667%
Management fee, annual basis											2.00%
Incentive fee, monthly trading profits basis											20.00%
Graham [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Graham Capital Management, L.P. ("Graham")
Management fee, monthly basis		0.1667%									0.1458%
Management fee, annual basis		2.00%									1.75%
Incentive fee, monthly trading profits basis											20.00%
Rabar [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Rabar Market Research, Inc. ("Rabar")
Management fee, monthly basis											0.1667%
Management fee, annual basis											2.00%
Incentive fee, monthly trading profits basis											20.00%
Northfield [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.0833%				0.1667%
Management fee, annual basis						1.00%				2.00%
Incentive fee, monthly trading profits basis							20.00%
Sunrise Capital [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.1667%
Management fee, annual basis					2.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Aventis [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Aventis
Management fee, monthly basis	0.125%										0.1042%
Management fee, annual basis	1.50%										1.25%
Incentive fee, quarterly trading profits basis											20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blenheim [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Blenheim
Management fee, monthly basis	0.25%										0.1667%
Management fee, annual basis	3.00%										2.00%
Incentive fee, quarterly trading profits basis											20.00%
Incentive fee, monthly trading profits basis	15.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											PGR
Management fee, monthly basis											0.0833%
Management fee, annual basis											1.00%
Incentive fee, yearly trading profits basis											20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Aspect [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Aspect Capital Limited ("Aspect")
Management fee, monthly basis											0.125%
Management fee, annual basis											1.50%
Incentive fee, monthly trading profits basis											20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis								0.0625%		0.1042%
Management fee, annual basis								0.75%		1.25%
Incentive fee, quarterly trading profits basis								20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Campbel [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Campbell & Company, Inc. ("Campbell")
Management fee, monthly basis			0.1667%								0.125%
Management fee, annual basis			2.00%								1.50%
Incentive fee, monthly trading profits basis											20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Winton [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Winton Capital Management Limited ("Winton")
Management fee, monthly basis											0.125%
Management fee, annual basis											1.50%
Incentive fee, monthly trading profits basis											20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											SECOR
Management fee, monthly basis											0.1667%
Management fee, annual basis											2.00%
Incentive fee, quarterly trading profits basis											20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Rotella [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis												0.0833%
Management fee, annual basis												1.00%
Incentive fee, monthly trading profits basis												20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name											Cambridge
Management fee, monthly basis											0.125%
Management fee, annual basis											1.50%
Incentive fee, quarterly trading profits basis											15.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Krom River [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis									0.1667%			0.0833%
Management fee, annual basis									2.00%			1.00%
Incentive fee, quarterly trading profits basis												20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | C-View [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis				0.1667%
Management fee, annual basis				2.00%
Incentive fee, monthly trading profits basis				20.00%